Borrowed Funds (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Long-term advances	$ 31,100,000	$ 1,100,000
Overnight Borrowings	0	9,000,000
Total FHLBB Advances	31,100,000	10,100,000
FHLBB term advance Four
Long-term advances	5,000,000	0
FHLBB term advance Five
Long-term advances	5,000,000	0
FHLBB term advance Six
Long-term advances	10,000,000	0
FHLBB term advance One
Long-term advances	300,000	300,000
FHLBB term advance Two
Long-term advances	800,000	800,000
FHLBB term advance Three
Long-term advances	$ 10,000,000	$ 0